Introduction, basis of presentation of the consolidated financial statements and other information (Details 9) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Reclassifications
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured At Fair Value Through Profit Or Loss Held For Trading	R$ 0
Measured at Amortized cost	0
Total	0
Remeasurement
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured At Fair Value Through Profit Or Loss Held For Trading	0
Measured at Amortized cost	0
Total	0
Original classification in accordance with IAS 39 | Balance 12/31/2017
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Held for trading	49,322,546
Amortized cost	478,880,704
Total	528,203,250
New classification in accordance with IFRS 9 | Balance 01/01/2018
IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)
Measured At Fair Value Through Profit Or Loss Held For Trading	49,322,546
Measured at Amortized cost	478,880,704
Total	R$ 528,203,250